Absolute Select Value ETF
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks — 78.43% Shares Fair Value
Canada — 9.38%
Materials — 9.38%
Agnico Eagle Mines Ltd. 24,745 $ 3,838,692
Franco-Nevada Corp. 44,790 9,336,028
13,174,720
Total Canada 13,174,720
Ireland — 4.93%
Health Care — 4.93%
Medtronic PLC 88,582 6,929,770
Total Ireland 6,929,770
United Kingdom — 6.36%
Consumer Staples — 6.36%
Unilever PLC - ADR 148,723 8,941,227
Total United Kingdom 8,941,227
United States — 57.76%
Communications — 4.69%
Verizon Communications, Inc. 155,635 6,589,586
Energy — 19.05%
Berkshire Hathaway, Inc., Class B
(a)
29,665 14,844,068
EOG Resources, Inc. 42,971 5,574,628
ONEOK, Inc. 73,262 6,369,398
26,788,094
Financials — 11.14%
Loews Corp. 95,226 10,780,535
Travelers Companies, Inc. (The) 14,765 4,874,222
15,654,757
Industrials — 12.67%
Emerson Electric Co. 25,585 3,662,493
Honeywell Aerospace, Inc.
(a)
10,570 2,336,816
Honeywell International, Inc. 10,570 2,366,623
Hubbell, Inc. 10,125 5,297,399
IDEX Corp. 18,265 4,145,242
17,808,573
Materials — 3.13%
Air Products & Chemicals, Inc. 15,030 4,406,495
Real Estate — 4.04%
Rayonier, Inc. 266,620 5,673,674
Utilities — 3.04%
NextEra Energy, Inc. 48,615 4,266,939
Total United States 81,188,118
Total  Common Stocks
  (Cost $91,745,213) 110,233,835

Absolute Select Value ETF
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
U.S. Government & Agencies — 18.13%
Principal
Amount Fair Value
United States Treasury Bill 3.69%, 11/27/2026 $ 13,000,000 $ 12,797,573
United States Treasury Strip 3.51%, 2/15/2027 13,000,000 12,686,270
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $25,516,914) 25,483,843
Total Investments — 96.56%
    (Cost $117,262,127) 135,717,678
Other Assets in Excess of Liabilities  —  3.44% 4,842,239
Net Assets — 100.00% $ 140,559,917
(a) Non-income producing security.
ADR - American Depositary Receipt